SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA	12 Months Ended
Dec. 31, 2020
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

NOTE 14:- SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA

a.Financial expenses, net:

	Year ended December 31,
	2020	2019	2018
Income:

Interest on cash equivalents, bank deposits and restricted cash	$399	$1,472	$981
Other	272	18	29

	671	1,490	1,010
Expenses:

Interest with respect to bank credit, loans and other	195	395	614
Exchange rate differences, net	176	103	1,074
Bank charges including guarantees	2,201	3,552	3,560
Other	6	57	60

	2,578	4,107	5,308

Total financial expenses, net	$1,907	$2,617	$4,298

F - 51

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:- SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Cont.)

b.Earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.Numerator:

	Year ended December 31,
	2020	2019	2018
Numerator for basic and diluted earnings per share -

Net income available to holders of Ordinary shares	$34,911	$36,538	$18,409

2.Denominator (number of shares in thousands):

	Year ended December 31,
	2020	2019	2018
Denominator for basic net loss per share -

Weighted average number of shares	55,516	55,369	54,927
Add-employee stock options	67	662	826

Denominator for diluted net earnings per share - adjusted weighted average shares assuming exercise of options	55,583	56,031	55,753